UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _12/31/02_

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		2/18/03
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	_63__

Form 13F Table Value Total:			__599,782_
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FORM 13F INFORMATION
TABLE






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VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
3M Company
COM
88579Y101
19,260
156,205
SH

SOLE

86,865

69,340
Affiliated Comp
COM
008190100
22,991
436,669
SH

SOLE

243,600

193,069
American Inter
COM
026874107
8,664
149,774
SH

SOLE

83,430

66,344
Amgen Inc.
COM
031162100
13,885
287,228
SH

SOLE

161,200

126,028
Analog Devices
COM
032654105
6,256
262,100
SH

SOLE

153,000

109,100
Anthem Inc.
COM
03674B104
18,073
287,328
SH

SOLE

160,400

126,928
Applebees Intl
COM
037899101
5,786
249,480
SH

SOLE

139,600

109,880
Applied Materials
COM
038222105
5,582
428,400
SH

SOLE

243,300

185,100
Biomet, Inc.
COM
090613100
4,602
160,570
SH

SOLE

107,800

52,770
Brinker Inter
COM
109641100
8,801
272,900
SH

SOLE

165,400

107,500
Brown & Brown
COM
115236101
1,616
50,000
SH

SOLE

50,000

0
Cardinal Health
COM
14149Y108
16,009
270,470
SH

SOLE

156,800

113,670
Cheesecake Fact
COM
163072101
11,599
320,861
SH

SOLE

188,950

131,911
Coca-Cola
COM
191216100
10,916
249,000
SH

SOLE

141,100

107,900
Colgate-Palmolive
COM
194162103
10,672
203,547
SH

SOLE

117,216

86,331
Dell Computer
COM
247025109
18,650
697,451
SH

SOLE

400,200

297,251
Entravision
COM
29382R107
1,010
101,200
SH

SOLE

78,200

23,000
Exxon Mobil
COM
30231G102
9,284
265,700
SH

SOLE

146,800

118,900
Fedex Corp
COM
31428X106
10,779
198,800
SH

SOLE

116,300

82,500
Fifth Third Banc
COM
316773100
9,520
162,600
SH

SOLE

92,500

70,100
General Electric
COM
369604103
11,978
491,900
SH

SOLE

270,000

221,900
GlobalSantaFe
COM
G3930E101
5,941
244,300
SH

SOLE

139,900

104,400
HCA, Inc.
COM
404119109
16,477
397,025
SH

SOLE

216,200

180,825
Health Manage
COM
421933102
6,312
352,600
SH

SOLE

201,400

151,200
Hewitt Associates
COM
42822Q100
634
20,000
SH

SOLE

20,000

0
Illinois Tool Works
COM
452308109
7,037
108,500
SH

SOLE

62,500

46,000
Intel Corporation
COM
458140100
8,532
548,000
SH

SOLE

309,000

239,000
I B M
COM
459200101
18,515
238,900
SH

SOLE

138,200

100,700
Johnson & John
COM
478160104
10,984
204,500
SH

SOLE

114,100

90,400
KLA Tencor
ADS
482480100
6,936
196,100
SH

SOLE

112,400

83,700
Kohl's
COM
500255104
21,845
390,443
SH

SOLE

221,000

169,443
Linear Technology
COM
535678106
6,775
263,428
SH

SOLE

153,800

109,628
Lockheed Martin
COM
539830109
4,808
83,250
SH

SOLE

42,700

40,550
Lowe's
COM
548661107
14,925
397,993
SH

SOLE

233,700

164,293
Maxim Integrated
COM
57772K101
5,425
164,200
SH

SOLE

92,200

72,000
Medtronic, Inc.
COM
585055106
17,683
387,776
SH

SOLE

225,900

161,876
Microsoft Corp
COM
594918104
17,423
337,000
SH

SOLE

185,300

151,700
Molex  Class A
CL A COM
608554200
9,239
464,512
SH

SOLE

275,747

188,765
Nabors Industries
COM
G6359F103
5,026
142,500
SH

SOLE

76,500

66,000
Nokia Corp. - ADR
ADR
654902204
5,051
325,900
SH

SOLE

178,300

147,600
Novellus Systems
COM
670008101
5,835
207,800
SH

SOLE

111,200

96,600
Patterson-UTI
COM
703481101
8,080
267,800
SH

SOLE

141,600

126,200
Pfizer, Inc.
COM
717081103
14,966
489,556
SH

SOLE

281,500

208,056
Pier 1 Imports
COM
720279108
7,153
377,874
SH

SOLE

225,900

151,974
Pogo Producing
CL A COM
730448107
5,926
159,100
SH

SOLE

81,500

77,600
QUALCOMM Inc.
COM
747525103
4,971
136,600
SH

SOLE

85,000

51,600
Starbucks
COM
855244109
1,671
82,000
SH

SOLE

78,000

4,000
Stryker
COM
863667101
8,052
119,965
SH

SOLE

68,200

51,765
Sysco Corp.
COM
871829107
745
25,000
SH

SOLE

25,000

0
Texas Inst
COM
882508104
6,394
426,000
SH

SOLE

242,500

183,500
Tiffany & Co.
COM
886547108
5,322
222,600
SH

SOLE

138,500

84,100
Union Pacific
COM
907818108
6,972
116,447
SH

SOLE

62,800

53,647
United Parcel
COM
911312106
6,202
98,324
SH

SOLE

56,024

42,300
UnitedHealth Gr
COM
91324P102
19,704
235,981
SH

SOLE

135,031

100,950
Univision
COM
914906102
6,027
246,000
SH

SOLE

129,000

117,000
WTS Washington
COM
938862109
0
6
SH

SOLE

0

6
Wal-Mart Stores
COM
931142103
19,484
385,743
SH

SOLE

215,900

169,843
Walgreen
COM
931422109
17,593
602,720
SH

SOLE

349,500

253,220
Weight Watchers
COM
948626106
4,174
90,800
SH

SOLE

49,200

41,600
Wellpoint Health
COM
94973H108
20,414
286,868
SH

SOLE

159,700

127,168
Wells Fargo
COM
949746101
9,365
199,800
SH

SOLE

112,300

87,500
Westinghouse Air
COM
960386100
1
38
SH

SOLE

0

38
Zimmer Holdings
COM
98956P102
5,232
126,000
SH

SOLE

71,900

54,100
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